UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                          FORM 10-D

                      ASSET-BACKED ISSUER
    DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
              THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 April 28, 2010 to May 25, 2010

 Commission File Number of issuing entity: 333-159791-02

 Sequoia Mortgage Trust 2010-H1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor: 333-159791-01

 Sequoia Residential Funding, Inc.
 (Exact name of depositor as specified in its charter)

 RWT Holdings, Inc.
 (Exact name of sponsor(s) as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 38-3813659
 38-3813660
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                      21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                       Registered/reporting
                                       pursuant to (check one)

  Title of                             Section  Section   Section  Name of Exchange
  Class                                12(b)    12(g)     15(d)    (If Section 12(b))


  A-1                                  _____    _____     __X___   ____________
  A-IO                                 _____    _____     __X___   ____________
  B-1                                  _____    _____     __X___   ____________
  B-2                                  _____    _____     __X___   ____________
  B-3                                  _____    _____     __X___   ____________
  B-4                                  _____    _____     __X___   ____________
  R                                    _____    _____     __X___   ____________
  LT-R                                 _____    _____     __X___   ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____


 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On May 25, 2010, a distribution was made to holders of the certificates issued by Sequoia Mortgage Trust 2010-H1.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.

 Part II - OTHER INFORMATION

 Item 3. Sales of Securities and Use of Proceeds.

 On April 28, 2010, the closing date for the issuance of the Series 2010-H1 certificates, the Depositor sold the various classes of the certificates as follows:


 Title of       Date of      Amount of        Underwriters         Purchasers**             Consideration          Exemption from
 Security       Sale         Securities                                                     Received               Registration
                                                                                                                   Claimed

 Class A-1*     4/28/10      $211,259,100     Citigroup Global                              $210,730,950***        N/A
                                              Markets
                                              JP Morgan
                                              Securities

 Class A-1*     4/28/10      $11,118,900                           RWT Holdings, Inc.       $11,118,900            N/A

 Class A-IO*    4/28/10      $222,378,000                          Redwood Trust, Inc.      $4,418,095             N/A
                             (notional amount)

 Class B-1*     4/28/10      $5,946,000                            Redwood Trust, Inc.      $5,440,590             N/A

 Class B-2*     4/28/10      $2,379,000                            Redwood Trust, Inc.      $2,105,415             N/A

 Class B-3      4/28/10      $4,162,000                            Sequoia Mortgage         N/A                    Securities Act of
                                                                   Funding Corporation                             1933 Section 4(2)

 Class B-4      4/28/10      $2,973,233                            Sequoia Mortgage         N/A                    Securities Act of
                                                                   Funding Corporation                             1933 Section 4(2)

 Class R*       4/28/10      $50                                   RWT Holdings, Inc.       $50                    N/A

 Class LT-R*    4/28/10      $50                                   RWT Holdings, Inc.       $50                    N/A

 * Registered classes.
 ** Purchasers are all affiliates of the Depositor; no underwriting discount or commission paid to any purchaser.
 *** No underwriting discount or commission paid; certificates offered by the underwriters for sale to the public in negotiated transactions or otherwise at varying prices determined at time of sale.



 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2010-H1, relating to the May 25, 2010 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Sequoia Residential Funding, Inc.

 (Depositor)

 /s/ Andrew Stone
 Andrew Stone, Vice President

 Date: June 09, 2010


EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2010-H1, relating to the May 25, 2010 distribution.